CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Other Comprehensive Income (Loss), Tax	$ 57
Reclassified Other Comprehensive Income (Loss), Tax	$ 1